Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Aging of gross accounts receivable based on due date
Total gross accounts receivable	$ 53,069	¥ 365,283	¥ 390,550
Not past due
Aging of gross accounts receivable based on due date
Total gross accounts receivable	36,156	248,865	276,405
Within one year past due
Aging of gross accounts receivable based on due date
Total gross accounts receivable	5,583	38,431	48,266
Between one to two years past due
Aging of gross accounts receivable based on due date
Total gross accounts receivable	5,166	35,556	33,170
Over two years past due
Aging of gross accounts receivable based on due date
Total gross accounts receivable	$ 6,164	¥ 42,431	¥ 32,709